Note 9 - Discontinued Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
Note 9 - Discontinued Operations (Details) [Line Items]
Liabilities of Disposal Group, Including Discontinued Operation, Current		$ 655,061
Ossatron Mobile Service Business [Member]
Note 9 - Discontinued Operations (Details) [Line Items]
Liabilities of Disposal Group, Including Discontinued Operation, Current		(655,061)	655,061
Discontinued Operation, Amount of Adjustment to Prior Period Gain (Loss) on Disposal, before Income Tax	$ 655,061